As filed with the Securities and Exchange Commission on October 30, 2018

Registration File No. 333-167778
Registration File No. 811-22431

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ___

[X]	Post-Effective Amendment No. 27

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 29

RiverPark Funds Trust

(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

(212) 484-2100

(Registrant’s Telephone Number, including Area Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on ____________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on ____________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 26 filed October 10, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it had duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of October, 2018.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	October 30, 2018
Morty Schaja

/s/ Stephen Connors	Treasurer and Chief Financial	October 30, 2018
Stephen Connors	Officer
*	Trustee	October 30, 2018
Ira Balsam

*	Trustee	October 30, 2018
Richard Browne
*	Trustee	October 30, 2018
Mitch Rubin
*	Trustee	October 30, 2018
David Sachs

*	By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja